Pacer US Cash Cows Growth ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 100.0%
Apparel - 0.5%
Crocs, Inc. (a)	715	$51,223

Biotechnology - 11.0%
Moderna, Inc. (a)	4,072	668,175
Regeneron Pharmaceuticals, Inc. (a)	905	526,429
		1,194,604
Building Materials - 3.1%
Builders FirstSource, Inc. (a)(b)	2,000	136,000
Eagle Materials, Inc.	442	55,891
Louisiana-Pacific Corp. (b)	951	60,512
Trex Co., Inc. (a)(b)	1,249	80,586
		332,989
Chemicals - 0.8%
Olin Corp.	1,757	91,838

Commercial Services - 4.1%
FTI Consulting, Inc. (a)	402	65,751
Gartner, Inc. (a)	932	247,427
Service Corp. International (b)	1,837	136,783
		449,961
Computers - 6.6%
Apple, Inc.	3,774	613,313
Maximus, Inc.	722	48,266
Qualys, Inc. (a)	455	55,655
		717,234
Electric - 0.9%
NRG Energy, Inc.	2,696	101,774

Engineering & Construction - 0.8%
TopBuild Corp. (a)(b)	384	81,300

Entertainment - 0.8%
Churchill Downs, Inc.	428	89,794

Environmental Control - 0.9%
Tetra Tech, Inc.	622	95,334

Healthcare-Products - 2.5%
PerkinElmer, Inc.	1,460	223,628
Quidel Corp. (a)	488	49,796
		273,424
Healthcare-Services - 0.6%
Medpace Holdings, Inc. (a)	389	65,947

Home Furnishings - 0.5%
Tempur Sealy International, Inc.	2,031	55,812

Internet - 10.7%
Alphabet, Inc. - Class A (a)	4,660	542,051
Etsy, Inc. (a)(b)	1,472	152,676
Meta Platforms, Inc. - Class A (a)	2,948	469,027
		1,163,754
Iron/Steel - 2.6%
Cleveland-Cliffs, Inc. (a)(b)	6,073	107,553
Steel Dynamics, Inc. (b)	2,184	170,090
		277,643
Lodging - 0.7%
Boyd Gaming Corp.	1,284	71,275

Oil & Gas - 7.7%
Devon Energy Corp.	6,988	439,196
Diamondback Energy, Inc.	2,054	262,953
Murphy Oil Corp.	1,805	63,428
PDC Energy, Inc. (b)	1,149	75,478
		841,055
Pipelines - 2.2%
Antero Midstream Corp. (b)	5,579	56,125
Targa Resources Corp.	2,639	182,381
		238,506
Retail - 16.9%
AutoZone, Inc. (a)	229	489,462
Dick's Sporting Goods, Inc. (b)	932	87,226
Lowe's Cos., Inc.	2,765	529,581
O'Reilly Automotive, Inc. (a)	761	535,432
RH (a)	286	79,917
Williams-Sonoma, Inc. (b)	796	114,958
		1,836,576
Semiconductors - 23.4%
Applied Materials, Inc.	5,056	535,835
KLA Corp.	1,551	594,871
Lam Research Corp.	1,091	546,056
Power Integrations, Inc. (b)	675	57,382
QUALCOMM, Inc.	3,886	563,703
Synaptics, Inc. (a)	461	66,822
Teradyne, Inc.	1,854	187,050
		2,551,719
Software - 0.8%
Teradata Corp. (a)	1,211	46,369
Ziff Davis, Inc. (a)	553	45,285
		91,654
Transportation - 1.9%
Expeditors International of Washington, Inc.	1,941	206,231
TOTAL COMMON STOCKS (Cost $12,017,062)		10,879,647

	Principal Amount
SHORT-TERM INVESTMENTS - 0.0% (c)
Money Market Deposit Accounts- 0.0% (c)
U.S. Bank Money Market Deposit Account 1.600% (d)	$5,024	5024
TOTAL SHORT-TERM INVESTMENTS (Cost $5,024)		5,024

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.02% (d)	1,175,926	1,175,926
TOTAL INVESTMENTS PURCAHSED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,175,926)		1,175,926

Total Investments (Cost $13,198,012) - 110.8%		12,060,597
Liabilities in Excess of Other Assets - (10.8)%		(1,174,134)
TOTAL NET ASSETS - 100.0%		$10,886,463

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $1,173,864 or 10.8% of net assets.
(c)	Less than 0.05%.
(d)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

 Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 10,879,647	$ -	$ -	$ -	$ 10,879,647
Short-Term Investments	5,024	-	-	-	5,024
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,175,926	1,175,926
Total Investments in Securities	$ 10,884,671	$ -	$ -	$ 1,175,926	$ 12,060,597
^ See the Schedules of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.